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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:             (a)

     or fiscal year ending:  12/31/2001         (b)

Is this a transition report?:  (Y/N)                    N

Is this an amendment to a previous filing?  (Y/N)       N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.  Registrant Name:   Peoples Benefit Life Insurance Company
                              Separate Account II

       B.  File Number:       811-4734

       C.  Telephone Number:  (502) 560-3153

2.     A.  Street:  4333 Edgewood Road NE
       B.  City:  Cedar Rapids      C.  State:  Iowa       D.  Zip Code:  52499     Zip Ext:
       E.  Foreign Country:                                   Foreign Postal Code:

3.     Is this the first filing on this form by Registrant?  (Y/N)            N

4.     Is this the last filing on this form by Registrant?  (Y/N)             N

5.     Is Registrant a small business investment company (SBIC)?  (Y/N)       N
       [If answer is "Y" (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)?  (Y/N)                    Y
       [If answer is "Y" (Yes) complete only items 111 through 132.]

7.     A.  Is Registrant a series or multiple portfolio company? (Y/N)
           [If answer is "N" (No), go to item 8.]

       B. How many separate series or portfolios did Registrant have at the end of the period?

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For period ending 12/31/2001                            If filing more than one
File number 811-4734                                    Page 49, "X" box: [ ]


116.   Family of investment companies information:

       A.  [/]  Is Registrant part of a family of investment companies (Y/N)

       B.  [/]  Identify the family in 10 letters:

           (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  [/]  Is Registrant a separate account of an insurance company?

       If answer is "Y" (Yes), are any of the following types of contracts funded
       By the Registrant?:

       B.  [/]  Variable annuity contracts? (Y/N)

       C.  [/]  Scheduled premium variable life contracts? (Y/N)

       D.  [/]  Flexible premium variable life contracts? (Y/N)

       E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.       [/]  State the number of series existing at the end of the period
           that had securities registered under the Securities Act of 1933                 1
                                                                                        -------

119.       [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
                during the period                                                          0
                                                                                        -------

120.       [/]  State the total value of the portfolio securities on the date
                of deposit for the new series included in item 119 ($000's omitted)      $ 0
                                                                                        -------

121.       [/]  State the number of series for which a current prospectus
                was in existence at the end of the period                                  0
                                                                                        -------

122.       [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
                during the current period                                                  0
                                                                                        -------

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For period ending 12/31/2001                             If filing more than one
File number 811-4734                                     Page 50, "X" box: [ ]

123.  [/]  State the total value of the additional units considered
           in answering item 122 ($000's omitted)                                        $0

124.  [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)                                                              $

125.  [/]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal underwriter during the current period solely from the sale of units
           of all series of Registrant ($000's omitted)                                  $0

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) ($000's omitted)                                               $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of              Total Assets         Total Income
                                                                 Series                 ($000's              Distributions
                                                                 Investing              omitted)             ($000's omitted)
                                                                 -----------            ------------         ---------------
A.      U.S. Treasury direct issue                                                      $                    $

B.      U.S. Government agency                                                          $                    $

C.      State and municipal tax-free                                                    $                    $

D.      Public utility debt                                                             $                    $

E.      Brokers or dealers debt or debt
        of broker's or dealer's parent                                                  $                    $

F.      All other corporate intermed. &
        long-term debt                                                                  $                    $

G.      All other corporate short-term debt                                             $                    $

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                                                $                    $

I.      Investment company equity                                1                      $13,161              $289
        securities

J.      All other equity securities                                                     $                    $

K.      Other securities                                                                $                    $

L.      Total assets of all series of registrant                 1                      $13,161              $289

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For period ending 12/31/2001                             If filing more than one
File number 811-4734                                     Page 51, "X" box: [ ]


128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

      [If answer is "N" (No), go to item 131.]

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

      [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees?  (Y/N)

131.  Total expenses incurred by all series of Registrant during
      the current reporting period ($000's omitted)                                      $221

132.  [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

      811-__________               811-__________                 811-__________               811-__________

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  This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Louisville      State of:  Kentucky       Date:  February 23, 2001

Name of Registrant, Depositor, or Trustee: Peoples Benefit Life Insurance Company Separate Account II


Witness:  /s/  Michele A. Zabel         By:  /s/  Anne M. Spaes
          ------------------------           --------------------------
                                             Vice President

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